Average Annual Total Returns{- Fidelity® Leveraged Company Stock Fund} - 07.31 Fidelity Leveraged Company Stock Fund K PRO-08 - Fidelity® Leveraged Company Stock Fund	Fidelity Leveraged Company Stock Fund-Class K Return Before Taxes Past 1 year	Fidelity Leveraged Company Stock Fund-Class K Return Before Taxes Past 5 years	Fidelity Leveraged Company Stock Fund-Class K Return Before Taxes Past 10 years	RS006 Past 1 year	RS006 Past 5 years	RS006 Past 10 years	IXXVV Past 1 year	IXXVV Past 5 years	IXXVV Past 10 years
Total	26.26%	17.12%	15.18%	22.58%	15.10%	14.91%	26.12%	10.64%	10.51%